                                                              File Nos. 33-85916
                                                                        811-8848


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 17

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 36

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

                     ALLMERICA FINANCIAL LIFE INSURANCE AND
                                 ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

     ___   immediately upon filing pursuant to paragraph (b)of Rule 485
     _X_   on November 9, 2001 pursuant to paragraph (b) of Rule 485
     ___   60 days after filing pursuant to paragraph (a) (1) of Rule 485
     ___   on (date) pursuant to paragraph (a) (1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 17 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Pioneer Vision and Pioneer Vision 2 Prospectuses of the Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 16 on April 27, 2001 and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUS

1                     Cover Page

2                     Special Terms

3                     Summary of Contract Features; Summary of Fees and Expenses

4                     Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                     Charges and Deductions

7                     Description of the Contract

8                     Electing the Form of Annuity and the Annuity Date;
                      Description of Variable Annuity Payout Options; Annuity Benefit Payments

9                     Death Benefit

10                    Payments; Computation of Values; Distribution

11 Surrender; Withdrawals; Charges for Surrender and Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                    Federal Tax Considerations

13                    Legal Matters

14                    Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15                    Cover Page

16                    Table of Contents

17                    General Information and History

18                    Services

19                    Underwriters

20                    Underwriters

FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)

21                    Performance Information

22                    Annuity Benefit Payments

23                    Financial Statements

                              SEPARATE ACCOUNT VA-P

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001


                                       ***

One additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the Pioneer Small Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"Pioneer Small Cap Value VCT Portfolio" is added after Pioneer Science & Technology VCT Portfolio in the listing of Portfolios on the first page of the Prospectus.

The following information on the Pioneer Small Cap Value VCT Portfolio is added to the Annual Underlying Portfolio Expenses table and footnotes:

                                                     MANAGEMENT                                     TOTAL PORTFOLIO
                                                        FEE                                             EXPENSES
                                                     (AFTER ANY                 OTHER EXPENSES         (AFTER ANY
                                                      VOLUNTARY     12b-1         (AFTER ANY         REIMBURSEMENTS/
UNDERLYING PORTFOLIO                                  WAIVERS)      FEES    REIMBURSEMENTS/WAIVERS)      WAIVERS)
---------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio*****              0.00%      0.00%              1.25%               1.25%

*****Pioneer Small Cap Value VCT Portfolio commenced operations on November 9, 2001; therefore expenses shown are estimated. The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. For the fiscal year ending December 31, 2001, assuming no fee waiver or reimbursement, the Management Fee would be 0.75% for the portfolio, and Total Expenses attributable to Class I shares as percentage of average daily net assets are estimated to be 2.14% for the Pioneer Small Cap Value VCT Portfolio.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b):

                                                                     1         3         5        10
(1)(a)                                                             YEAR      YEARS     YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $88       $129      $171      $302


(1)(b)                                                               1          3        5        10
                                                                   YEAR       YEARS    YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $90       $136      $183      $326


                                                                     1          3        5        10
(2)(a)                                                             YEAR       YEARS    YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $27       $84       $142      $302


                                                                     1          3        5        10
(2)(b)                                                             YEAR       YEARS    YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $30       $91       $155      $326

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" is deleted and replaced with the following:

THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following thirty-one Underlying Portfolios:

PIONEER VARIABLE CONTRACTS TRUST                       AIM VARIABLE INSURANCE FUNDS
--------------------------------                       ----------------------------
Pioneer America Income VCT Portfolio                   AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                         AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity-Income VCT Portfolio                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Europe VCT Portfolio                           ------------------------------------------------------
Pioneer Europe Select VCT Portfolio                    Alliance Premier Growth Portfolio
Pioneer Fund VCT Portfolio                             Alliance Technology Portfolio
Pioneer Global Financials VCT Portfolio
Pioneer Global Health Care VCT Portfolio               DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer Global Telecoms VCT Portfolio                  -------------------------------------------
Pioneer Growth Shares VCT Portfolio                    DGPF Growth Opportunities Series
Pioneer High Yield VCT Portfolio                       DGPF Select Growth Series
Pioneer International Value VCT Portfolio
Pioneer Mid-Cap Value VCT Portfolio                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Money Market VCT Portfolio                     ----------------------------------------------------
Pioneer Real Estate Growth VCT Portfolio               (CLASS 2)
Pioneer Science & Technology VCT Portfolio             ---------
Pioneer Small Cap Value VCT Portfolio                  FT VIP Franklin Small Cap Fund
Pioneer Small Company VCT Portfolio                    FT VIP Templeton Asset Strategy Fund
Pioneer Strategic Income VCT Portfolio                 FT VIP Templeton International Smaller Companies Fund
Pioneer Swiss Franc Bond VCT Portfolio
                                                       VAN KAMPEN LIFE INVESTMENT TRUST
                                                       --------------------------------
                                                       Van Kampen LIT Emerging Growth Portfolio

The following summary of the investment objectives and policies of the Pioneer Small Cap Value VCT Portfolio is inserted as the eighteenth summary under INVESTMENT OBJECTIVES AND POLICIES:

         PIONEER SMALL CAP VALUE VCT PORTFOLIO - seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The following is added to table (1) in paragraph 8 of APPENDIX D-DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95):

                                                                    1         3         5        10
(1)(a)                                                            YEAR      YEARS     YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $92       $151      $192     $302


(1)(b)                                                              1         3         5        10
                                                                  YEAR      YEARS     YEARS     YEARS
                                                                ---------------------------------------
Pioneer Small Cap Value VCT Portfolio                              $94       $158      $205     $326

                                      * * *

SUPPLEMENT DATED NOVEMBER 9, 2001

Pioneer Vision
Pioneer Vision 2

                              SEPARATE ACCOUNT VA-P

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001


                                       ***

The Company is offering a new optional Enhanced Earnings Rider and a new optional Breakthrough Enhanced Death Benefit Rider, as described below. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section OPTIONAL RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
     1. Optional Minimum Guaranteed Annuity Payout Rider with a ten-year waiting           0.25%
     period:
     2. Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting       0.15%
     period:
     3. Optional Enhanced Death Benefit Rider:                                             0.25%
     4. Breakthrough Enhanced Death Benefit Rider                                          0.25%
     5. Enhanced Earnings Rider                                                            0.20%

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually), the Breakthrough Enhanced Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                               ---------------------------------------
Pioneer America Income VCT Portfolio                             $91       $137      $185      $330
Pioneer Balanced VCT Portfolio                                   $91       $137      $184      $328
Pioneer Emerging Markets VCT Portfolio                           $100      $164      $229      $415
Pioneer Equity-Income VCT Portfolio                              $90       $134      $179      $318
Pioneer Europe VCT Portfolio                                     $97       $155      $215      $388
Pioneer Europe Select VCT Portfolio                              $97       $156      $216      $390
Pioneer Fund VCT Portfolio                                       $89       $133      $178      $316
Pioneer Global Financials VCT Portfolio                          $95       $149      $204      $368
Pioneer Global Health Care VCT Portfolio                         $95       $149      $204      $368
Pioneer Global Telecoms VCT Portfolio                            $95       $149      $204      $368
Pioneer Growth Shares VCT Portfolio                              $90       $134      $180      $319
Pioneer High Yield VCT Portfolio                                 $95       $149      $204      $368
Pioneer International Value VCT Portfolio                        $95       $149      $204      $368
Pioneer Mid-Cap Value VCT Portfolio                              $90       $135      $182      $323
Pioneer Money Market VCT Portfolio                               $90       $135      $181      $322
Pioneer Real Estate Growth VCT Portfolio                         $93       $145      $197      $354
Pioneer Science & Technology VCT Portfolio                       $95       $149      $204      $368
Pioneer Small-Cap Value VCT Portfolio                            $95       $149      $204      $368

Pioneer Small Company VCT Portfolio                              $95       $149      $204      $368
Pioneer Strategic Income VCT Portfolio                           $95       $150      $206      $372
Pioneer Swiss Franc Bond VCT Portfolio                           $92       $140      $189      $337
AIM V.I. Aggressive Growth Fund                                  $95       $149      $205      $368
AIM V.I. Capital Appreciation Fund                               $91       $137      $184      $328
Alliance Premier Growth Portfolio (Class B)                      $95       $150      $206      $372
Alliance Technology Portfolio (Class B)                          $95       $150      $207      $373
DGPF Growth Opportunities Series (Service Class)                 $92       $141      $192      $344
DGPF Select Growth Series (Service Class)                        $92       $141      $192      $344
FT VIP Franklin Small Cap Fund (Class 2)                         $93       $143      $195      $350
FT VIP Templeton Asset Strategy Fund (Class 2)                   $93       $144      $196      $351
FT VIP Templeton International Smaller Companies Fund            $96       $152      $209      $377
Van Kampen LIT Emerging Growth Portfolio                         $90       $135      $181      $321

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually), the Breakthrough Enhanced Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                               ---------------------------------------
Pioneer America Income VCT Portfolio                             $30        $92      $157      $330
Pioneer Balanced VCT Portfolio                                   $30        $92      $156      $328
Pioneer Emerging Markets VCT Portfolio                           $40       $120      $202      $415
Pioneer Equity-Income VCT Portfolio                              $29        $88      $150      $318
Pioneer Europe VCT Portfolio                                     $36       $111      $187      $388
Pioneer Europe Select VCT Portfolio                              $37       $111      $188      $390
Pioneer Fund VCT Portfolio                                       $29        $88      $149      $316
Pioneer Global Financials VCT Portfolio                          $34       $104      $176      $368
Pioneer Global Health Care VCT Portfolio                         $34       $104      $176      $368
Pioneer Global Telecoms VCT Portfolio                            $34       $104      $176      $368
Pioneer Growth Shares VCT Portfolio                              $29        $89      $151      $319
Pioneer High Yield VCT Portfolio                                 $34       $104      $176      $368
Pioneer International Value VCT Portfolio                        $34       $104      $176      $368
Pioneer Mid-Cap Value VCT Portfolio                              $29        $90      $153      $323
Pioneer Money Market VCT Portfolio                               $29        $90      $153      $322
Pioneer Real Estate Growth VCT Portfolio                         $33       $100      $169      $354
Pioneer Science & Technology VCT Portfolio                       $34       $104      $176      $368
Pioneer Small-Cap Value VCT Portfolio                            $34       $104      $176      $368
Pioneer Small Company VCT Portfolio                              $34       $104      $176      $368
Pioneer Strategic Income VCT Portfolio                           $35       $106      $179      $372
Pioneer Swiss Franc Bond VCT Portfolio                           $31        $95      $161      $337
AIM V.I. Aggressive Growth Fund                                  $34       $104      $177      $368
AIM V.I. Capital Appreciation Fund                               $30        $92      $156      $328
Alliance Premier Growth Portfolio (Class B)                      $35       $106      $179      $372
Alliance Technology Portfolio (Class B)                          $35       $106      $179      $373
DGPF Growth Opportunities Series (Service Class)                 $32        $97      $164      $344
DGPF Select Growth Series (Service Class)                        $32        $97      $164      $344
FT VIP Franklin Small Cap Fund (Class 2)                         $32        $99      $167      $350
FT VIP Templeton Asset Strategy Fund (Class 2)                   $32        $99      $168      $351
FT VIP Templeton International Smaller Companies Fund            $35       $107      $182      $377
Van Kampen LIT Emerging Growth Portfolio                         $29        $89      $152      $321

                                      * * *

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between  (a) and (b) must be greater than zero, where:

     (a) is the Accumulated Value, and

     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 80% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.20% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x 100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $40,000 (40% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $40,000 under (a), which is the lesser of $40,000 (40% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $40,000 (40% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $85,000) = $34,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $34,000 (40% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and the EER will terminate.

                                      * * *

                    BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER

An optional Breakthrough Enhanced Death Benefit Rider ("Breakthrough EDB Rider") is currently available in most jurisdictions for a separate monthly charge. The Breakthrough EDB Rider may be purchased at issue up to, but not including, age 80 of the oldest Owner. The Owner may choose the Breakthrough EDB Rider or the other optional Enhanced Death Benefit Rider available under the Contracts.

The Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantee provided by Breakthrough EDB Rider increases if the Accumulated Value reaches certain values.

Under the Breakthrough EDB Rider, a separate charge of 0.25% on an annual basis is made against the Contract's Accumulated Value on the last day of each Contract month, for the coverage provided during that month. The charge is made through a pro-rata reduction of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts.

The "Current Breakthrough Value" is the amount guaranteed as the death benefit. On the issue date of the Contract, it is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value is then set, which is 115% of the new Current Breakthrough Value. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

BENEFIT PROVIDED BY THE BREAKTHROUGH EDB RIDER

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs before or on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is equal to the GREATER of:

          (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

          (b) the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and after his/her 80th birthday, the death benefit is equal to GREATER of:

          (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

          (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a Payment is made:

          (a) the Current Breakthrough Value increases by the amount of the Payment; and

          (b) the Target Breakthrough Value increases to 115% of the new Current Breakthrough Value.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a withdrawal is taken:

          (a) the Current Breakthrough Value decreases proportionately, as described below; and

          (b) the Target Breakthrough Value decreases to 115% of the new Current Breakthrough Value.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or of the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
              -----------------------------------------------------
              Accumulated Value immediately prior to the withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

         Proportionate reduction     =   Current Breakthrough Value times
                                         (Amount of the Withdrawal divided by
                                         the Accumulated Value immediately prior
                                         to the withdrawal)
                                     =   $100,000 times ($5,000 divided by
                                         $110,000)
                                     =   $4,545
     New Current Breakthrough Value  =   $100,000 - $4,545 = $95,455  New Target
     Breakthrough Value              =   115% of $95,455 =  $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

TERMINATING THE BREAKTHROUGH EDB RIDER

The Breakthrough EDB Rider will terminate on the earliest of the following:

1.  the Annuity Date; or

2.  the date the Contract is surrendered; or

3. the date the Company determines a death benefit is payable and the contract is not continued under a spousal takeover.

For more information on the benefits provided by the Breakthrough EDB Rider, see "Payment of the Death Benefit Prior to the Annuity Date" and "The Spouse of the Owner as Beneficiary" in the prospectus.

THE EER AND THE BREAKTHROUGH EDB RIDER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AND THE BREAKTHROUGH EDB RIDER AT ANY TIME.

                                      * * *

SUPPLEMENT DATED NOVEMBER 9, 2001

Pioneer Vision
Pioneer Vision 2

                              SEPARATE ACCOUNT VA-P
             ALLMERICA FINANCIAL LIFE AND ANNUITY INSURANCE COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                PIONEER VISION
                               PIONEER VISION 2

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

         Thirty-one Sub-Accounts of the Variable Account are available under the Pioneer Vision and Pioneer Vision 2 contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Twenty-one investment portfolios of Pioneer are available under the
         Contract: the Pioneer America Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Europe Select VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio (formerly International Growth VCT Portfolio), Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Money Market
         VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, Pioneer Strategic Income VCT Portfolio, and Pioneer Swiss Franc Bond VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Templeton Asset Strategy Fund, the FT VIP Templeton International Smaller Companies Fund and the FT VIP Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                                       ***

The following portfolio is being added to the following Pioneer Vision and Pioneer Vision 2 Contract Performance Tables 1A, 1B, 2A, and 2B:

Tables 1A:

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/00       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Cap Value VCT Portfolio                          N/A               N/A               N/A


Tables 1B:

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/00       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Cap Value VCT Portfolio                          N/A               N/A               N/A


Tables 2A:

                                                                                                10 YEARS OR SINCE
                                                  UNDERLYING        FOR YEAR                       INCEPTION OF
                                                   PORTFOLIO          ENDED                         UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO   INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
---------------------------------------------   --------------      --------        -------     -----------------
Pioneer Small Cap Value VCT Portfolio                 N/A              N/A            N/A              N/A


Tables 2B:

                                                                                                10 YEARS OR SINCE
                                                  UNDERLYING        FOR YEAR                       INCEPTION OF
                                                   PORTFOLIO          ENDED                         UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO   INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
---------------------------------------------   --------------      --------        -------     -----------------
Pioneer Small Cap Value VCT Portfolio                 N/A              N/A            N/A              N/A

                                                        ***

SUPPLEMENT DATED NOVEMBER 9, 2001

                            PART C. OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B

         Financial Statements for Allmerica Financial Life Insurance and Annuity Company

         Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3  (a)   Underwriting and Administrative Services
                               Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                         (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                         (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                         (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                         (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                         (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein. Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Contract Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

              EXHIBIT 5 Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4, on May 1, 1996 and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

              EXHIBIT 7        Not Applicable.

              EXHIBIT 8    (a) BFDS Agreements for lockbox and mailroom services
                               were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                           (b) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9        Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11       None.

              EXHIBIT 12       None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations is filed herewith.

              EXHIBIT 14       Not Applicable.

              EXHIBIT 15 (a)   Amendment dated October 24, 2000 to the Pioneer
                               Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment with Pioneer was previously filed in Registrant's Post-Effective Amendment No. 14
                               (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is incorporated by reference herein. Participation Agreement with
                               Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                         (b) Form of Amendment #6 to the AIM Participation Agreement previously was filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration

                               Statement No. 33-39702/811-6293, and
                               is incorporated by reference herein. Form oF
                               Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is
                               incorporated by reference herein.

                         (c) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                               incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is
                               incorporated by reference herein.

                         (d) Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                         (e) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein.

                         (f) Amendment dated October 19, 2000 to the Participation Agreement with Van Kampen was previously filed in April 27, 2001 in Post-Effective Amendment No. 17, of Registration Statement No. 33-85916/811-8848, and is
                               incorporated by reference herein. Form of Participation Agreement with Van Kampen was previously filed in Registrant's Post-Effective Amendment No. 14 (Registration Statement No. 33-85916/811-68848) on April 21, 2000, and is
                               incorporated by reference herein..

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
Director, Vice President and Chief          President (since 1991) of First Allmerica; Director
Investment Officer                          (since 1996) and President (since 1995) of Allmerica Asset
                                            Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President (since
                                            1998) of Allmerica Financial Investment Management Services,
                                            Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                         TYPE OF BUSINESS
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 Insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident
and health and Annuity Company (formerly known    Worcester MA 01653              insurance, annuities, variable

as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              Commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              Company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605


Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 Insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          Insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653


ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of September 31, 2001 there were 4,624 Contract holders of qualified Contracts and 10,842 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account FUVUL, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account SPVL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                  POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott             Vice President

Emil J. Aberizk, Jr.           Vice President

Edward T. Berger               Vice President and Chief Compliance Officer

Michael J. Brodeur             Vice President Operations

Mark R. Colborn                Vice President

Charles F. Cronin              Secretary/Clerk

Claudia J. Eckels              Vice President

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

William F. Monroe, Jr.         President, Director and Chief Executive Officer

K. David Nunley                Vice President

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 7th day of November, 2001.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                            By:  /s/ Charles F. Cronin
                                                 ----------------------
                                                 Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                TITLE                                                         DATE
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       November 7, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director and Vice President
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated May 21, 2001 and November 7, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
 (33-85916)

                                  EXHIBIT TABLE

Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants